Fair value of assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Fair value of assets and liabilities [abstract]
Summary of valuation adjustment

Valuation adjustment reserves on financial assets and liabilities
in EUR million	30 June 2024	31 December 2023
Deferred Day One Profit or Loss	-105	-90
Own credit adjustments	18	34
Bid/Offer	-135	-154
Model Risk	-27	-26
CVA	-116	-131
DVA	54	55
CollVA	-3	-4
FVA	-52	-68
Total Valuation Adjustments	-366	-385

Methods applied in determining fair values of financial assets and liabilities
Financial instruments at fair value
The fair values of the financial instruments were determined as follows:

Methods applied in determining fair values of financial assets and liabilities (carried at fair value)
	Level 1		Level 2		Level 3		Total
in EUR million	30 June 2024	31 December 2023	30 June 2024	31 December 2023	30 June 2024	31 December 2023	30 June 2024	31 December 2023
Financial Assets
Financial assets at fair value through profit or loss
- Equity securities	23,125	15,438	4	3	127	150	23,256	15,590
- Debt securities	5,913	4,825	6,427	4,081	2,524	3,364	14,864	12,270
- Derivatives	6	39	26,257	27,134	408	535	26,671	27,708
- Loans and receivables	0	0	79,506	63,316	5,281	4,131	84,787	67,446
	29,044	20,302	112,194	94,533	8,341	8,179	149,579	123,015
Financial assets at fair value through other comprehensive income
- Equity securities	2,110	1,622	0	0	254	263	2,364	1,885
- Debt securities	40,891	35,848	1,746	2,433	10	0	42,647	38,281
- Loans and receivables	0	0	855	275	476	676	1,331	951
	43,001	37,470	2,602	2,707	740	938	46,343	41,116
Financial liabilities
Financial liabilities at fair value through profit or loss
– Debt securities	1,380	1,088	7,965	7,635	14	47	9,359	8,770
– Deposits	0	0	66,976	57,063	1	13	66,978	57,076
– Trading securities	2,629	3,604	18	41	0	0	2,648	3,645
– Derivatives	49	41	23,067	24,437	548	670	23,664	25,148
	4,058	4,733	98,026	89,175	564	729	102,649	94,638

Valuation techniques and range of unobservable inputs

Valuation techniques and range of unobservable inputs (Level 3)
	Assets		Liabilities		Valuation techniques	Significant unobservable inputs	Lower range		Upper range
In EUR million	30 June 2024	31 December 2023	30 June 2024	31 December 2023			30 June 2024	31 December 2023	30 June 2024	31 December 2023
At fair value through profit or loss
Debt securities	2,524	3,364		0	Price based	Price (%)	0%	0%	122%	122%
						Price per share	n.a	97	n.a	236
					Present value techniques	Credit spread (bps)	100	94	100	94
Equity securities	127	150			Price based	Price (price per share)	0	0	5,475	5,457
Loans and advances	1,838	2,298		13	Price based	Price (%)	0%	0%	106%	117%
					Present value techniques	Credit spread (bps)	n.a	1	n.a.	12
						Prepayment rate (%)	2%	n.a	2%	n.a
						Interest rate (%)	5%	n.a	5%	n.a
					Loan pricing model	Price (%)	99%	n.a	99%	n.a
(Reverse) repo's	3,441	1,832			Present value techniques	Interest rate (%)	n.a	n.a	n.a	n.a
Structured notes	2		14	47	Price based	Price (%)	92%	88%	104%	96%
					Option pricing model	Equity volatility (%)	n.a	9%	n.a	23%
						Equity/Equity correlation	n.a	0.8	n.a	0.9
						Equity/FX correlation	n.a	-0.2	n.a	0.6
						Dividend yield (%)	n.a	0%	n.a	4%
					Present value techniques	Credit spreads (bps)	100	100	100	101
Derivatives
– Rates	292	283	300	301	Option pricing model	Interest rate volatility (bps)	n.a.	1	n.a	3
					Present value techniques	Reset spread (%)	2%	n.a.	2%	n.a.
						Prepayment rate (%)	0%	0%	0%	0%
– FX	4	2	3	3	Option pricing model	Implied volatility (%)	4%	3%	9%	18%
– Credit	87	216	220	343	Present value techniques	Credit spread (bps)	0	3	179	149
					Price based	Price (%)	0%	0%	100%	100%
– Equity	12	20	22	17	Option pricing model	Equity volatility (%)	13%	12%	76%	75%
						Equity/Equity correlation	0.0	0.2	1.0	1.0
						Equity/FX correlation	-0.1	-0.5	0.6	1.0
						Dividend yield (%)	0%	0%	20%	14%
					Price based	Price (%)	0%	0%	21%	21%
– Other	13	14	4	7	Option pricing model	Commodity volatility (%)	13%	11%	74%	94%
					Present value techniques	Price (%)	68%	n.a.	68%	n.a.
At fair value through other comprehensive income
– Loans and advances	476	676			Present value techniques	Prepayment rate (%)	5%	n.a.	5%	n.a.
					Price based	Price (%)	93%	85%	100%	96%
– Equity	254	263			Present value techniques	Credit spread (bps)	5.8	5.2	5.8	5.2
						Interest rate (%)	4%	4%	4%	4%
						Payout ratio	70%	n.a.	90%	n.a.
					Price based	Price (%)	122%	122%	122%	122%
– Debt securities	10
Total	9,081	9,118	564	729

Changes in level 3 financial assets

Changes in Level 3 Financial assets
	Trading assets		Non-trading derivatives		Financial assets mandatorily at FVPL		Financial assets designated at FVPL		Financial assets at FVOCI		Total

in EUR million	30 June 2024	31 December 2023	30 June 2024	31 December 2023	30 June 2024	31 December 2023	30 June 2024	31 December 2023	30 June 2024	31 December 2023	30 June 2024	31 December 2023
Opening balance as at 1 January	848	873	286	421	3,499	1,849	3,547	3,492	938	891	9,118	7,526
Realised gain/loss recognised in the statement of profit or loss during the period [1]	-188	235	13	-142	248	-33	5	-383	0	0	77	-322
Revaluation recognised in other comprehensive income during the period [2]	0	0	0	0	0	0	0	0	-12	-6	-12	-6
Purchase of assets	110	1,246	113	76	2,108	2,208	163	873	118	331	2,612	4,735
Sale of assets	-34	-889	-91	-55	-385	-1,109	-1	-138	-56	-243	-567	-2,433
Maturity/settlement	-11	-1,005	-7	-15	-327	-576	-553	-292	-13	-22	-910	-1,910
Reclassifications	0	0	-20	0	0	723	0	0	0	5	-20	728
Transfers into Level 3	21	879	0	0	395	981	0	1	0	0	416	1,860
Transfers out of Level 3	-566	-459	0	0	-824	-534	0	0	-245	0	-1,635	-994
Exchange rate differences	0	-31	0	0	2	-9	-12	-9	10	-10	-1	-59
Changes in the composition of the group and other changes	0	0	0	0	2	0	1	2	0	-8	2	-6
Closing balance	180	848	293	286	4,718	3,499	3,149	3,547	740	938	9,081	9,118
1Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amounts includes EUR -92 million (2023: EUR 316 million) of unrealised gains and losses recognised in the statement of profit or loss.
2Revaluation recognised in other comprehensive income is included on the line ‘Net change in fair value of debt instruments at fair value through other comprehensive income’.

Changes in level 3 financial liabilities

Changes in Level 3 Financial liabilities
	Trading liabilities		Non-trading derivatives		Financial liabilities designated as at fair value through profit or loss		Total

in EUR million	30 June 2024	31 December 2023	30 June 2024	31 December 2023	30 June 2024	31 December 2023	30 June 2024	31 December 2023
Opening balance as at 1 January	382	229	301	449	47	54	729	732
Realised gain/loss recognised in the statement of profit or loss during the period[1]	-129	224	-57	-151	0	-2	-185	72
Additions	28	53	110	72	0	18	138	142
Redemptions	-4	-102	-52	-53	0	-2	-56	-156
Maturity/settlement	-10	-13	-7	-16	-4	-1	-21	-30
Transfers into Level 3	6	40	0	0	2	32	8	72
Transfers out of Level 3	-19	-49	0	0	-30	-54	-49	-102
Exchange rate differences	0	0	0	0	0	0	0	0
Closing balance	253	382	296	301	16	47	564	729
1Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amount includes EUR -185 million (31 December 2023: EUR 72 million) of unrealised gains and losses recognised in the statement of profit or loss.

Sensitivity analysis of level 3 instruments
The valuation uncertainty in the table below is broken down by related risk class rather than by product. The possible impact of a change of unobservable inputs in the fair value of financial instruments where unobservable inputs are significant to the valuation is as follows:

Sensitivity analysis of Level 3 instruments
	Positive fair value movements from using reasonable possible alternatives		Negative fair value movements from using reasonable possible alternatives
in EUR million	30 June 2024	31 December 2023	30 June 2024	31 December 2023
Equity (equity derivatives, structured notes)	20	18	-14	-9
Interest rates (Rates derivatives, FX derivatives)	6	3	-1	0
Credit (Debt securities, Loans, structured notes, credit derivatives)	23	45	-8	-54
Loans and advances	2	3	-3	-17
	50	69	-27	-80

Fair value of assets and liabilities at amortised cost
Financial instruments not measured at fair value
The following table presents the estimated fair values of the financial instruments not measured at fair value in the statement of financial position.

Methods applied in determining fair values of financial assets and liabilities (carried at amortised cost)
	Carrying Amount		Carrying amount presented as fair value[1]		Level 1		Level 2		Level 3		Total fair value
in EUR million	30 June 2024	31 December 2023	30 June 2024	31 December 2023	30 June 2024	31 December 2023	30 June 2024	31 December 2023	30 June 2024	31 December 2023	30 June 2024	31 December 2023
Financial Assets
Loans and advances to banks	27,443	16,709	3,664	2,722			19,981	11,430	3,862	2,511	27,507	16,662
Loans and advances to customers	662,687	647,313	19,876	15,681			14,228	14,602	603,378	593,098	637,482	623,381
Securities at amortised cost	49,537	48,313			42,202	40,041	2,994	4,277	1,954	1,693	47,151	46,010
	739,666	712,335	23,540	18,403	42,202	40,041	37,204	30,308	609,194	597,302	712,140	686,053

Financial liabilities
Deposits from banks	20,496	23,257	4,242	3,764			12,078	15,066	3,837	3,968	20,157	22,799
Customer deposits	692,577	650,276	575,775	556,060			70,600	52,486	45,623	41,063	691,998	649,609
Debt securities in issue	141,175	124,670			74,190	62,197	36,811	42,606	31,214	20,450	142,215	125,253
Subordinated loans	15,933	15,401			15,948	15,050	241	311			16,189	15,361
	870,181	813,603	580,017	559,824	90,138	77,248	119,729	110,469	80,674	65,482	870,558	813,022
1 In accordance with IFRS and for the purpose of this disclosure, the carrying amount of financial instruments with an immediate on demand feature is presented as fair value.